Note 7 - Leases (Details Textual)	1 Months Ended
	Nov. 30, 2003	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating Lease, Weighted Average Remaining Lease Term		3 years 4 months 24 days
Operating Lease, Liability		$ 1,270,000	$ 1,386,000
Operating Lease, Weighted Average Discount Rate, Percent		5.90%	5.00%
Lessee, Finance Lease, Term of Contract	10 years
Number of Consecutive Renewal Term Options	4
Lessee, Finance Lease, Renewal Term	10 years
Lessee, Finance Lease, Annual Rent		$ 15,000
Leasehold Improvements Required to be Made Per Year		$ 150,000
Lessee, Finance Lease, Remaining Lease Term		29 years 9 months 18 days
Finance Lease, Weighted Average Remaining Lease Term		3 years 4 months 24 days
Finance Lease, Weighted Average Discount Rate, Percent		6.30%	5.20%
Lease for Golf Cart GPS Equipment [Member]
Operating Lease, Liability		$ 300,000	$ 400,000
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term		1 year
Minimum [Member] | Golf and Related Operations [Member]
Lessee, Finance Lease, Remaining Lease Term		1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term		5 years
Maximum [Member] | Golf and Related Operations [Member]
Lessee, Finance Lease, Remaining Lease Term		4 years 8 months 12 days